Exhibit 99.1

Santander Drive Auto Receivables Trust 2025-1

Class A-1 4.548% Asset Backed Notes

Class A-2 4.76% Asset Backed Notes

Class A-3 4.74% Asset Backed Notes

Class B 4.88% Asset Backed Notes

Class C 5.04% Asset Backed Notes

Class D 5.43% Asset Backed Notes

Class E 7.07% Asset Backed Notes

Monthly Report

This Monthly Report has been prepared pursuant to Section 2.6 of the Administration Agreement among Santander Drive Auto Receivables Trust 2025-1, as Issuer, Santander Consumer USA Inc., as Administrator, Santander Drive Auto Receivables LLC, as Seller, and Wilmington Trust, N.A. as Indenture Trustee, dated as of January 22, 2025. Defined terms have the meanings assigned to them in the Administration Agreement or in other Transaction Documents.

Collection Period Beginning:	01/01/2025
Collection Period Ending:	01/31/2025
Previous Payment/Close Date:	01/22/2025
Payment Date	02/18/2025
Days of Interest for Period:	27
Days in Collection Period:	31
Months Seasoned:	1

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	99,060	12/31/2024	01/22/2025	2,248,757,111.37

Total	99,060			2,248,757,111.37

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	2,248,757,111.37

{2} Payments Received									{2}	41,732,230.76
{3} Repurchased Receivables									{3}	20,068.39
{4} Defaulted Receivables									{4}	114,663.50
{5} Cram Down Losses and Other Principal Adjustments									{5}	1,613.38
{6} Other Receivables adjustments									{6}	—

{7} Total Principal distributable amount										{7}	41,868,576.03

{8} End of period aggregate Principal Balance										{8}	2,206,888,535.34

{9} Pool Factor										{9}	0.981381

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	181,640,000.00	674,710,000.00	456,920,000.00	254,110,000.00	213,630,000.00	248,490,000.00	103,440,000.00	2,132,940,000.00

{11} Beginning of period Note Balance			{11}	181,640,000.00	674,710,000.00	456,920,000.00	254,110,000.00	213,630,000.00	248,490,000.00	103,440,000.00	2,132,940,000.00
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	62,251,812.49	—	—	—	—	—	—	62,251,812.49
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance			{19}	119,388,187.51	674,710,000.00	456,920,000.00	254,110,000.00	213,630,000.00	248,490,000.00	103,440,000.00	2,070,688,187.51
{20} Note Pool Factors			{20}	0.657279	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	0.970814
{21} Principal payment per $1,000			{21}	342.72	—	—	—	—	—	—	29.19

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received									{22}	41,732,230.76
{23} Net Liquidation Proceeds									{23}	(25,515.26)
{24} Principal on Repurchased Receivables									{24}	20,068.39
{25} Interest on Repurchased Receivables									{25}	—
{26} Interest collected on Receivables									{26}	33,078,208.97
{27} Other amounts received									{27}	26,991.88
{28} Optional Purchase Price									{28}	—
{29} Reserve Account Excess Amount									{29}	—
{30} Reserve Account Draw Amount									{30}	—

{31} Total Available Funds										{31}	74,831,984.74

Distributions
{32} Indenture Trustee Fee									{32}	—
{33} Owner Trustee Fee									{33}	—
{34} Asset Representations Reviewer Fee									{34}	—

Servicing Fee and Administration Fee

	Fee	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	Servicing	5,621,892.78	—	—	5,621,892.78				{35}	5,621,892.78
{36}	Administration	93,698.21	—	—	93,698.21				{36}	93,698.21

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{37}	Class A-1	181,640,000.00	4.54800%	27	ACT/360	619,574.04			{37}	619,574.04
{38}	Class A-2	674,710,000.00	4.76%	23	30 / 360	2,051,868.08			{38}	2,051,868.08
{39}	Class A-3	456,920,000.00	4.74%	23	30 / 360	1,383,706.07			{39}	1,383,706.07

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{40}	Class A-1	—	—	—					{40}	—
{41}	Class A-2	—	—	—					{41}	—
{42}	Class A-3	—	—	—					{42}	—

{43} First Allocation of Principal									{43}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{44}	Class B	254,110,000.00	4.88%	23	30 / 360	792,258.51			{44}	792,258.51

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{45}	Class B	—	—	—					{45}	—

{46} Second Allocation of Principal									{46}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{47}	Class C	213,630,000.00	5.04%	23	30 / 360	687,888.60			{47}	687,888.60

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{48}	Class C	—	—	—					{48}	—

{49} Third Allocation of Principal									{49}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{50}	Class D	248,490,000.00	5.43%	23	30 / 360	862,053.23			{50}	862,053.23

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{51}	Class D	—	—	—					{51}	—

{52} Fourth Allocation of Principal									{52}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{53}	Class E	103,440,000.00	7.07%	23	30 / 360	467,232.73			{53}	467,232.73

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{54}	Class E	—	—	—					{54}	—

{55} Fifth Allocation of Principal									{55}	—

{56} Reserve Account deposit									{56}	—
{57} Regular Allocation of Principal									{57}	62,251,812.49
{58} Optional Purchase Amount									{58}	—
{59} Distribution to Residual Interestholder									{59}	—

{60} Total Distribution Amount										{60}	74,831,984.74

IV. RECONCILIATION OF RESERVE ACCOUNT

{61} Beginning of period Reserve Account balance							{61}	22,487,571.11
{62} Deposit to Reserve Account							{62}	—
{63} Release from Reserve Account							{63}	—

{64} End of period Reserve Account balance										{64}	22,487,571.11

{65} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)										{65}	22,487,571.11
{66} Change in Reserve Account balance from prior period										{66}	0.00

V. OVERCOLLATERALIZATION

{67} Targeted Overcollateralization equal to the sum of:										{67}	268,974,328.57
{68} (i) 10.15% of the Principal Balance of the Receivables at the end of the Collection Period and									{68}	223,999,186.34
{69} (ii) 2.00% of the Principal Balance of the Receivables as of the Cut-off Date									{69}	44,975,142.23
{70} End of period Principal Balance of the Receivables										{70}	2,206,888,535.34

{71} End of period Note Balance										{71}	2,070,688,187.51
{72} Overcollateralization amount at the end of the Collection Period										{72}	136,200,347.83
{73} Overcollateralization % at the end of the Collection Period										{73}	6.17%

VI. STATISTICAL DATA

									Original	Previous	Current
{74} Principal Balance of the Receivables								{74}	2,248,757,111.37	n/a	2,206,888,535.34
{75} Weighted average coupon of the Receivables								{75}	18.06%	n/a	18.08%
{76} Weighted average original term of the Receivables								{76}	71.59	n/a	71.59
{77} Weighted average remaining term of the Receivables								{77}	64.82	n/a	64.13
{78} Number of Receivables								{78}	99,060	n/a	98,045

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{79} 31-60 days								{79}	3,591	71,668,274.37	3.25%
{80} 61-90 days								{80}	21	480,373.74	0.02%
{81} 91-120 days								{81}	2	26,191.53	0.00%
{82} 121 + days delinquent								{82}	—	—	0.00%
{83} Total								{83}	3,614	72,174,839.64	3.27%

{84} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{84}	2,497,816.74
{85} Delinquency Percentage as of the End of the Collection Period										{85}	0.11%
{86} Delinquency Trigger										{86}	24.00%
{87} Delinquency Trigger Occurred										{87}	No

VIII. REPOSSESSION INVENTORY

										Units	Dollars
{88} Beginning of period Repossessed Inventory									{88}	—	—
{89} Vehicles Repossessed in current period									{89}	57	1,388,365.35
{90} Repossessed vehicles sold in current period									{90}	—	—
{91} Repossessed vehicles reinstated in current period									{91}	4	34,062.49
{92} Repossessed vehicle adjustment in current period									{92}	—	0.00
{93} End of period Repossessed Inventory									{93}	53	1,354,302.86

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{94} Receivables becoming Defaulted Receivables during period		{94}	3	114,663.50
{95} Cram Down Losses occurring during period		{95}	8	1,613.38
{96} Net Liquidation Proceeds collected during period		{96}	66	(25,515.26)
{97} Net losses during period		{97}		141,792.14
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{98} Current Period Net Loss Ratio	{98}	141,792.14	2,227,822,823.36	0.01%

{99} Prior Period Net Loss Ratio	{99}	n/a	n/a	n/a
{100} Second Prior Period Net Loss Ratio	{100}	n/a	n/a	n/a
{101} Third Prior Period Net Loss Ratio	{101}	n/a	n/a	n/a
{102} Rolling 3 prior month average Net Loss Ratio	{102}			n/a
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{103} Cumulative Net losses since Cut-off Date (beginning of period)			{103}	—
{104} Net losses during period			{104}	141,792.14
{105} Other Adjustments			{105}	—
{106} Cumulative Net losses since Cut-off Date (end of period)			{106}	141,792.14

{107} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{107}	0.01%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates in order to satisfy the obligations of Santander Consumer under the requirements of the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”), as in effect and applicable on the Closing Date. The portion of the Certificates being retained to satisfy the requirements of Regulation RR is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR.

Santander Consumer determined that the fair value, as of the Closing Date, of the Notes and the Certificates is approximately $2,263,966,377, and that the fair value of the Certificates is approximately $131,026,377, which is approximately 5.79% of the fair value of the Notes and the Certificates. Santander Consumer, or an affiliate of Santander Consumer, retained all of the Certificates as of the Closing Date. The portion of the Retained Interest being retained to satisfy the requirements of Regulation RR is 86.39% Percentage Interest in the Certificates, which Santander Consumer determined to have a fair value of approximately $113,198,319, as of the Closing Date, which is at least 5% of the fair value of the Notes and the Certificates. There were no material changes in the method or inputs and assumptions used by Santander Consumer to calculate the fair value of the Notes and the Certificates as of the Closing Date from the methods or inputs and assumptions used by Santander Consumer to calculate the fair value in the Preliminary Prospectus for the Notes dated January 8, 2025.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR.

The arrangements described above in relation to Regulation RR have not been structured with the objective of enabling or facilitating compliance by any person with any requirement of Regulation (EU) 2017/2402 of December 12, 2017, as amended or of Regulation (EU) 2017/2402, as it forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended).

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2025-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the current monthly distribution period. Please refer to the Form ABS-15G filed by the Securitizer on January 29, 2025 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Administrator

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Senior Vice President, Treasury
Date:	February 13, 2025

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: January 31, 2025

		Beginning	End of period aggregate
	End of period aggregate	Number of	Principal Balance of	Number of	Extension
Transaction Name	Principal Balance	Receivables	Extended Loans	Extended Loans	Rate (1)
SDART 2020-4	163,229,184.86	18,006	2,607,281.72	219	1.60%
SDART 2021-1	232,101,631.34	24,437	4,186,853.14	324	1.80%
SDART 2021-2	305,173,744.51	29,529	5,359,979.15	380	1.76%
SDART 2021-3	412,323,085.33	36,517	7,354,081.60	503	1.78%
SDART 2021-4	387,699,205.06	28,002	7,450,728.04	426	1.92%
SDART 2022-1	407,388,095.77	27,145	7,965,580.47	432	1.96%
SDART 2022-2	527,008,314.93	33,135	10,736,981.41	537	2.04%
SDART 2022-3	453,148,511.22	29,226	9,109,491.42	476	2.01%
SDART 2022-4	602,513,922.10	34,736	12,192,103.13	556	2.02%
SDART 2022-5	717,720,446.33	40,281	14,258,860.04	654	1.99%
SDART 2022-6	740,771,730.47	38,824	15,651,668.94	682	2.11%
SDART 2022-7	377,196,347.16	20,190	7,749,670.64	331	2.05%
SDART 2023-1	541,403,405.28	29,039	10,012,270.39	432	1.85%
SDART 2023-2	742,040,420.32	38,215	14,211,599.48	571	1.92%
SDART 2023-3	921,008,953.16	44,515	16,813,393.21	665	1.83%
SDART 2023-4	786,128,832.95	34,771	13,417,203.93	529	1.71%
SDART 2023-5	821,191,388.16	38,755	15,028,991.09	584	1.83%
SDART 2023-6	670,708,288.07	33,380	12,433,281.88	507	1.85%
SDART 2024-1	1,051,024,984.93	53,118	22,145,696.14	892	2.11%
SDART 2024-2	1,331,590,629.39	59,982	32,185,459.11	1,246	2.42%
SDART 2024-3	1,580,763,477.52	70,813	20,382,443.31	803	1.29%
SDART 2024-4	1,707,463,702.96	81,029	8,143,765.39	337	0.48%
SDART 2024-5	1,693,865,768.71	87,715	13,319,491.03	637	0.79%
SDART 2025-1	2,206,888,535.34	99,060	7,098,959.71	331	0.32%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance